                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
 Certified Shareholder Report of Registered Management Investment Companies

                                    811-4314

                      (Investment Company Act File Number)

                          Intermediate Municipal Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/06

             Date of Reporting Period: Six months ended 11/30/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2005

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2005		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.52		$10.42	$10.82	$10.48	$10.34		$ 9.87
Income From Investment Operations:
Net investment income	0.22		0.46	0.46	0.47	0.46	[1]	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.18)		0.10	(0.40)	0.34	0.14	[1]	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.56	0.06	0.81	0.60		0.96
Less Distributions:
Distributions from net investment income	(0.22)		(0.46)	(0.46)	(0.47)	(0.46)		(0.49)
Net Asset Value, End of Period	$10.34		$10.52	$10.42	$10.82	$10.48		$10.34
Total Return [2]	0.42%		5.42%	0.54%	7.85%	5.93%		9.87%

Ratios to Average Net Assets:
Net expenses	0.55	% [3]	0.58%	0.60%	0.60%	0.60%		0.60%
Net investment income	4.27	% [3]	4.34%	4.31%	4.38%	4.42	% [1]	4.78%
Expense waiver/reimbursement [4]	0.29	% [3]	0.31%	0.29%	0.23%	0.22%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$174,105		$164,859	$167,093	$159,683	$169,945		$171,493
Portfolio turnover	13%		19%	13%	22%	32%		28%

1 Effective June 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended May 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	11/30/2005		5/31/2005	5/31/2004	[1]
Net Asset Value, Beginning of Period	$10.52		$10.42	$10.67
Income From Investment Operations:
Net investment income	0.23		0.48	0.32
Net realized and unrealized gain (loss) on investments	(0.18)		0.10	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.58	0.07
Less Distributions:
Distributions from net investment income	(0.23)		(0.48)	(0.32)
Net Asset Value, End of Period	$10.34		$10.52	$10.42
Total Return [2]	0.51%		5.66%	0.64%

Ratios to Average Net Assets:
Net expenses	0.35	% [3]	0.35%	0.35	% [3]
Net investment income	4.47	% [3]	4.56%	4.60	% [3]
Expense waiver/reimbursement [4]	0.29	% [3]	0.31%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,253		$7,099	$5,803
Portfolio turnover	13%		19%	13	% [5]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.20	$2.76
Class Y Shares	$1,000	$1,005.10	$1.76
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.31	$2.79
Class Y Shares	$1,000	$1,023.31	$1.78

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.55%
Class Y Shares	0.35%

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	33.2%	Aaa	31.8%
AA	16.8%	Aa	17.6%
A	18.4%	A	18.0%
BBB	14.0%	Baa	17.5%
BB	0.9%	Ba	0.9%
Not Rated by S&P	15.7%	Not Rated by Moody's	13.2%
Other Assets & Liabilities--Net [2]	1.0%	Other Assets & Liabilities--Net [2]	1.0%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have also been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 1.0% do not have long-term ratings by either of these NRSROs.

2 See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2005 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--95.1%
		Alabama--1.7%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,058,880
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	1,028,490
1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,043,800
		TOTAL	3,131,170
		Alaska--2.3%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp. INS), 12/1/2012	4,139,880
		Arizona--3.6%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	771,315
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	1,920,348
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	2,346,234
1,420,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,455,969
		TOTAL	6,493,866
		Arkansas--0.6%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,013,560
		California--3.4%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	303,827
2,000,000		California State Public Works Board, Lease Revenue Refunding Bonds (Series 2005K: Richmond Laboratory), 5.00% (California State Department of Health Services), 11/1/2019	2,091,460
2,000,000		California State, Refunding UT GO Bonds, 5.00%, 3/1/2024	2,081,780
1,500,000		Val Verde, CA Unified School District, Refunding COPs (Series 2005 A), 5.25% (FGIC INS)/(United States Treasury PRF 1/1/2015 @ 100)/(Original Issue Yield: 4.420%), 1/1/2022	1,650,615
		TOTAL	6,127,682
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--2.2%
$100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$99,057
75,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	75,949
1,320,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2014	1,363,375
1,145,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2015	1,178,331
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,043,440
200,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	198,114
		TOTAL	3,958,266
		Connecticut--0.7%
1,250,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	1,283,475
		Delaware--1.5%
1,815,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.25% (Beebe Medical Center), 6/1/2012	1,929,145
740,000		Delaware Health Facilities Authority, Refunding Revenue Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2014	800,162
		TOTAL	2,729,307
		District of Columbia--2.7%
500,000		District of Columbia, Carnegie Endowment Revenue Bonds, 5.75%, 11/15/2010	515,270
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,074,880
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	3,251,250
		TOTAL	4,841,400
		Florida--0.1%
240,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Home Mortgage Program COL), 3/1/2029	241,385
		Georgia--1.2%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	1,092,008
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In U.S. Treasuries COL)/(Original Issue Yield: 6.45%), 1/1/2009	59,684
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$5,000		Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40% (Escrowed In U.S. Treasuries COL), 1/1/2009	$5,426
940,000		Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40%, 1/1/2009	1,015,905
		TOTAL	2,173,023
		Idaho--0.2%
300,000		Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	300,882
		Illinois--3.3%
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	319,929
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,072,550
560,000		Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	586,466
1,980,000		Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/(United States Treasury PRF 8/15/2007 @ 102)/(Original Issue Yield: 5.75%), 8/15/2011	2,093,593
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury PRF 8/15/2009 @ 100)/(Original Issue Yield: 5.75%), 8/15/2011	1,354,412
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	553,455
		TOTAL	5,980,405
		Indiana--5.3%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	531,260
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	5,015,232
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,088,520
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,071,220
		TOTAL	9,706,232
		Kansas--0.0%
55,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	55,362
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--0.6%
$1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCR Bonds (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	$1,029,680
		Maine--0.5%
1,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 4.65% (Waste Management, Inc.), 2/1/2016	979,550
		Massachusetts--0.7%
1,250,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	1,326,062
		Michigan--7.7%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (Mead Westvaco Corp.)/(United States Treasury PRF 5/1/2012 @ 100)/(Original Issue Yield: 5.874%), 5/1/2018	1,123,420
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (Mead Westvaco Corp.)/(United States Treasury PRF 4/15/2012 @ 100)/(Original Issue Yield: 6.219%), 4/15/2027	571,855
1,025,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.875% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2010 @ 101)/(Original Issue Yield: 5.400%), 10/1/2017	1,135,259
415,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital), 5/15/2025	415,145
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,117,840
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,443,300
500,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2015	518,760
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	672,015
		TOTAL	13,997,594
		Minnesota--2.0%
1,000,000		Minneapolis Special School District No. 001, MN, (Series B) COPs, School Improvement Bonds, 5.125% (Minnesota State GTD), 2/1/2014	1,019,460
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 5.25%, 10/1/2021	1,072,170
1,500,000		Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021	1,541,040
		TOTAL	3,632,670
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--0.8%
$130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	$131,573
220,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	222,334
1,000,000		Taney County, MO Reorganized School District No. R-V, GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017	1,029,490
		TOTAL	1,383,397
		Nevada--0.6%
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,136,938
		New Hampshire--0.6%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	1,033,090
		New Jersey--1.1%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	529,490
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.010%), 7/1/2024	400,132
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series B), 5.00% (RWJ Health Care Corp.)/(Radian Asset Assurance INS), 7/1/2025	1,028,340
		TOTAL	1,957,962
		New Mexico--0.4%
770,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 5.00% (Intel Corp.), 6/1/2020	806,175
		New York--7.0%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,560,315
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	1,060,850
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2020	1,056,630
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series J), 5.00%, 3/1/2020	1,041,660
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series C), 5.00%, 8/1/2025	1,031,270
925,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series C), 5.00%, 8/1/2026	951,742
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (AMBAC INS), 10/15/2007	4,719,195
1,250,000		Suffolk County, NY IDA, IDRBs (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	1,256,075
		TOTAL	12,677,737
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--3.4%
$1,685,000		Broad River, NC Water Authority, Water System Refunding Revenue Bonds (Series 2005), 5.00% (XL Capital Assurance Inc. INS), 6/1/2021	$1,770,177
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,083,370
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,167,640
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds, 7.25%, 1/1/2007	2,077,960
		TOTAL	6,099,147
		North Dakota--0.6%
1,055,000		North Dakota State Building Authority, (Series B) Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.00%), 12/1/2010	1,099,985
		Ohio--3.8%
1,000,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	1,008,680
3,195,000		Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,321,107
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	1,066,020
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	1,041,840
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 5.00% (John Carroll University, OH), 11/15/2012	535,430
		TOTAL	6,973,077
		Pennsylvania--8.2%
500,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	490,755
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	1,015,680
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,055,990
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,321,937
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,215,336
1,725,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia College of Osteopathic Medicine), 12/1/2018	1,805,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2023	$1,027,090
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,167,550
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	1,773,621
		TOTAL	14,873,189
		Rhode Island--1.3%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	1,049,670
1,340,000		Rhode Island State Health and Educational Building Corp., Refunding Revenue Bonds (Series 2005), 5.00% (Landmark Medical Center)/(Radian Asset Assurance INS), 10/1/2018	1,394,860
		TOTAL	2,444,530
		South Carolina--1.5%
1,000,000		Beaufort County, SC School District, GO, 5.50%, 3/1/2016	1,063,840
1,500,000		Charleston County, SC, Hospital Facilities Revenue Bonds (Series 2004A), 5.50% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2013	1,623,690
		TOTAL	2,687,530
		Tennessee--4.2%
1,000,000		Metropolitan Government Nashville & Davidson County, TN, (GO UT), 5.125% (United States Treasury PRF 5/15/2009 @ 101)/(Original Issue Yield: 5.125%), 11/15/2017	1,064,720
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50% (United States Treasury PRF 4/1/2010 @ 100)/(Original Issue Yield: 5.450%), 4/1/2017	4,329,920
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	541,805
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	547,105
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	1,103,610
		TOTAL	7,587,160
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--10.0%
$1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	$1,066,230
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Company LLC), Mandatory Tender 4/1/2013	1,126,210
500,000		Carroll, TX Independent School District, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	514,865
1,000,000		Cass County, TX Industrial Development Corp., Environmental Improvement Refunding Revenue Bonds, 4.80% (International Paper Co.), 3/1/2025	970,570
1,000,000		El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	1,044,880
1,000,000		Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75% (United States Treasury PRF 2/15/2010 @ 100)/(Original Issue Yield: 5.520%), 2/15/2017	1,086,260
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,159,540
500,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Company LLC), 5/1/2028	501,130
1,000,000		Sabine River Authority, TX, PCR Revenue Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Energy Company LLC), Mandatory Tender 11/1/2011	1,063,540
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,095,750
1,230,000		Springtown, TX Independent School District, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG INS), 2/15/2020	1,295,301
1,485,000		Springtown, TX Independent School District, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG INS), 2/15/2022	1,553,488
1,520,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA Insurance Corp. INS), 3/1/2019	1,562,362
1,900,000		Texas State Public Finance Authority, Financing Revenue Bonds, 5.00% (Stephen F. Austin State University)/(MBIA Insurance Corp. INS), 10/15/2022	1,992,739
1,000,000		Travis County, TX, GO UT, 5.25%, 3/1/2015	1,084,710
		TOTAL	18,117,575
		Utah--1.2%
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds, 5.20% (United States Treasury PRF 10/15/2011 @ 100)/(Original Issue Yield: 5.33%), 10/15/2020	1,136,583
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,050,720
		TOTAL	2,187,303
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--2.3%
$1,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	$1,007,780
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,088,200
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (Original Issue Yield: 5.301%), 6/1/2019	1,010,810
		TOTAL	4,106,790
		Washington--4.9%
1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	1,058,240
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	4,672,440
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed In Treasuries COL), 7/1/2007	2,082,560
1,000,000		Washington State, (GO UT), 5.00% (Original Issue Yield: 5.20%), 1/1/2017	1,026,950
		TOTAL	8,840,190
		Wisconsin--2.9%
50,000		Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375% (FGIC INS), 1/1/2015	54,227
1,000,000		Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (United States Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 5.70%), 5/1/2016	1,032,750
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,060,510
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	1,089,211
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	987,250
1,000,000		Wisconsin State Transportation, (Series A), 5.50% (FGIC INS)/(United States Treasury PRF 7/1/2010 @ 100)/(Original Issue Yield: 5.250%), 7/1/2015	1,084,690
		TOTAL	5,308,638
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $166,767,416)	172,461,864
Principal Amount			Value
		SHORT-TERM MUNICIPALS--3.1% [2]
		Alabama--0.6%
$1,100,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.000%, 12/1/2005	$1,100,000
		Alaska--2.2%
4,000,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.000%, 12/1/2005	4,000,000
		Tennessee--0.3%
530,000		Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.020%, 12/1/2005	530,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	5,630,000
		OTHER--0.8%
1,000,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series A-2), 4.80%, 10/31/2040	986,890
500,000	[1]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040	494,970
		TOTAL OTHER (IDENTIFIED COST $1,500,000)	1,481,860
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $173,897,416) [3]	179,573,724
		OTHER ASSETS AND LIABILITIES - NET--1.0%	1,784,641
		TOTAL NET ASSETS--100%	$181,358,365

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.6% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $1,972,615 which represents 1.1% of total net assets.

2 Current rate and next reset date shown for variable rate demand notes.

3 The cost of investments for federal tax purposes amounts to $173,889,256.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $173,897,416)		$179,573,724
Cash		77,219
Income receivable		2,495,312
Receivable for investments sold		1,022,558
Receivable for shares sold		290,250
TOTAL ASSETS		183,459,063
Liabilities:
Payable for investments purchased	$1,047,200
Payable for shares redeemed	545,217
Income distribution payable	452,537
Payable for shareholder services fee (Note 5)	29,584
Accrued expenses	26,160
TOTAL LIABILITIES		2,100,698
Net assets for 17,535,264 shares outstanding		$181,358,365
Net Assets Consist of:
Paid-in capital		$181,224,283
Net unrealized appreciation of investments		5,676,308
Accumulated net realized loss on investments		(5,543,014)
Undistributed net investment income		788
TOTAL NET ASSETS		$181,358,365
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($174,105,101 ÷ 16,833,958 shares outstanding), no par value, unlimited shares authorized		$10.34
Class Y Shares:
($7,253,264 ÷ 701,306 shares outstanding), no par value, unlimited shares authorized		$10.34

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2005 (unaudited)

Investment Income:
Interest			$4,309,225
Expenses:
Investment adviser fee (Note 5)		$357,083
Administrative personnel and services fee (Note 5)		95,261
Custodian fees		4,483
Transfer and dividend disbursing agent fees and expenses		22,373
Directors'/Trustees' fees		5,906
Auditing fees		9,144
Legal fees		3,257
Portfolio accounting fees		37,157
Shareholder services fee--Institutional Shares (Note 5)		172,466
Share registration costs		18,718
Printing and postage		10,357
Insurance premiums		4,540
Miscellaneous		5,213
TOTAL EXPENSES		745,958
Waivers (Note 5):
Waiver of investment adviser fee	$(240,014)
Waiver of administrative personnel and services fee	(16,655)
TOTAL WAIVERS		(256,669)
Net expenses			489,289
Net investment income			3,819,936
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(60,525)
Net change in unrealized appreciation of investments			(2,902,380)
Net realized and unrealized loss on investments			(2,962,905)
Change in net assets resulting from operations			$857,031

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2005	Year Ended 5/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,819,936	$7,288,288
Net realized gain (loss) on investments	(60,525)	365,361
Net change in unrealized appreciation/depreciation of investments	(2,902,380)	1,116,350
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	857,031	8,769,999
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,660,013)	(6,993,729)
Class Y Shares	(164,212)	(287,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,824,225)	(7,281,395)
Share Transactions:
Proceeds from sale of shares	30,980,248	49,906,826
Net asset value of shares issued to shareholders in payment of distributions declared	1,081,607	1,921,377
Cost of shares redeemed	(19,694,720)	(54,254,580)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,367,135	(2,426,377)
Change in net assets	9,399,941	(937,773)
Net Assets:
Beginning of period	171,958,424	172,896,197
End of period (including undistributed net investment income of $788 and $5,077, respectively)	$181,358,365	$171,958,424

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005 (unaudited)

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

Effective October 2, 2003, Class Y Shares were added to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 11/30/2005		Year Ended 5/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,867,938	$29,965,425	4,401,838	$46,424,084
Shares issued to shareholders in payment of distributions declared	103,660	1,081,607	182,579	1,921,377
Shares redeemed	(1,815,528)	(18,958,409)	(4,947,130)	(52,019,240)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,156,070	$12,088,623	(362,713)	$(3,673,779)

	Six Months Ended 11/30/2005		Year Ended 5/31/2005
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	96,821	$1,014,823	330,588	$3,482,742
Shares redeemed	(70,624)	(736,311)	(212,521)	(2,235,340)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	26,197	$278,512	118,067	$1,247,402
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,182,267	$12,367,135	(244,646)	$(2,426,377)

4. FEDERAL TAX INFORMATION

At November 30, 2005, the cost of investments for federal tax purposes was $173,889,256. The net unrealized appreciation of investments for federal tax purposes was $5,684,468. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,120,529 and net unrealized depreciation from investments for those securities having an excess of cost over value of $436,061.

At May 31, 2005, the Fund had a capital loss carryforward of $(5,489,841) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$(3,412,501)
2009	$(2,077,340)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the Adviser voluntarily waived $240,014 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2005, the net fee paid to FAS was 0.088% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended November 30, 2005, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2005, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $39,185,000 and $34,705,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2005, were as follows:

Purchases	$30,818,816
Sales	$23,227,278

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending
December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        January 24, 2006